BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of exchange rates

			Closing rate			Average rate
Currency	Name	Country	2023	2022	2021	2023	2022	2021

CAD	Canadian Dollar	Canada	3.6536	3.8540	4.3914	3.7048	3.9807	4.2960
DOP	Dominican Peso	Dominican Republic	0.0831	0.0925	0.0970	0.0892	0.0937	0.0938
USD	US Dollar	Panamá and Cuba	4.8413	5.2177	5.5805	5.0085	5.1644	5.3687
GTQ	Quetzal	Guatemala	0.6189	0.6623	0.7201	0.6398	0.6649	0.6954
ARS	Argentinean Peso	Argentina	0.0060	0.0295	0.0543	0.0170	0.0403	0.0568
BOB	Bolivian Peso	Bolivia	0.6956	0.7497	0.8018	0.7196	0.7420	0.7714
PYG	Guarani	Paraguay	0.0007	0.0007	0.0008	0.0007	0.0007	0.0008
UYU	Uruguayan Peso	Uruguay	0.1241	0.1302	0.1249	0.1291	0.1253	0.1236
CLP	Chilean Peso	Chile	0.0055	0.0061	0.0066	0.0059	0.0059	0.0071
BBD	Barbadian Dollar	Barbados	2.3866	2.5721	2.7510	2.4690	2.5458	2.6465